UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                   as of August 31, 2018 (Unaudited)

DWS Health and Wellness Fund

	Shares	Value ($)
Common Stocks 97.9%
Health Care 97.9%
Biotechnology 20.1%
Acceleron Pharma, Inc.*	15,741	850,329
Agios Pharmaceuticals, Inc.*	5,200	419,744
Alexion Pharmaceuticals, Inc.*	31,409	3,839,436
Alkermes PLC*	25,611	1,148,397
Alnylam Pharmaceuticals, Inc.*	6,795	833,543
Amarin Corp. PLC (ADR)*	57,193	180,730
Amgen, Inc.	20,635	4,123,079
Amicus Therapeutics, Inc.*	52,913	713,267
Arena Pharmaceuticals, Inc.*	21,379	830,360
Argenx SE (ADR)*	5,323	499,457
Array BioPharma, Inc.*	51,129	796,079
Assembly Biosciences, Inc.*	18,813	752,520
Biogen, Inc.*	19,069	6,740,701
BioMarin Pharmaceutical, Inc.*	32,231	3,222,455
Bluebird Bio, Inc.*	5,046	849,242
Blueprint Medicines Corp.*	6,254	479,494
Celgene Corp.*	47,206	4,458,607
Clovis Oncology, Inc.*	16,494	589,660
Cymabay Therapeutics, Inc.*	20,788	283,340
Cytokinetics, Inc.*	20,041	158,324
DBV Technologies SA (ADR)*	17,990	400,098
Exelixis, Inc.*	33,251	624,786
Galapagos NV (ADR)*	8,878	899,874
Gilead Sciences, Inc.	64,160	4,858,837
Global Blood Therapeutics, Inc.*	13,730	672,083
Heron Therapeutics, Inc.*	28,818	1,110,934
Immunomedics, Inc.*	25,918	693,566
Incyte Corp.*	26,614	1,967,041
Iovance Biotherapeutics, Inc.*	40,951	724,833
Ligand Pharmaceuticals, Inc.*	5,445	1,414,012
Loxo Oncology, Inc.*	7,003	1,183,367
Madrigal Pharmaceuticals, Inc.*	1,957	468,134
Medicines Co.*	26,781	1,060,795
Neurocrine Biosciences, Inc.*	16,573	2,037,650
Regeneron Pharmaceuticals, Inc.*	4,807	1,955,247
REGENXBIO, Inc.*	11,913	839,271
Sage Therapeutics, Inc.*	3,073	504,771
Sarepta Therapeutics, Inc.*	6,695	924,178
Seattle Genetics, Inc.*	19,705	1,512,556
TESARO, Inc.*	17,722	575,079
Vertex Pharmaceuticals, Inc.*	34,115	6,290,806
Zogenix, Inc.*	12,172	587,908
		63,074,590
Health Care Services 20.3%
Amedisys, Inc.*	17,604	2,200,676
AMN Healthcare Services, Inc.*	11,101	647,188
Anthem, Inc.	20,022	5,300,424
athenahealth, Inc.*	4,199	646,226
Centene Corp.*	31,081	4,552,745
Cerner Corp.*	27,973	1,821,322
Cigna Corp.	16,295	3,069,000
Diplomat Pharmacy, Inc.*	20,439	422,270
Express Scripts Holding Co.*	11,752	1,034,411
HCA Healthcare, Inc.	17,516	2,349,071
HealthEquity, Inc.*	13,012	1,225,860
HMS Holdings Corp.*	37,897	1,214,599
Humana, Inc.	19,106	6,367,266
Medidata Solutions, Inc.*	10,667	906,482
Owens & Minor, Inc.	34,790	590,734
Quest Diagnostics, Inc.	23,098	2,540,318
Tabula Rasa HealthCare, Inc.*	8,365	733,360
Thermo Fisher Scientific, Inc.	29,983	7,168,935
UnitedHealth Group, Inc.	69,378	18,625,218
Universal Health Services, Inc. "B"	8,435	1,097,900
WellCare Health Plans, Inc.*	4,055	1,226,921
		63,740,926
Medical Supply & Specialty 24.6%
Abbott Laboratories	112,903	7,546,437
Agilent Technologies, Inc.	25,436	1,717,947
Align Technology, Inc.*	3,857	1,490,692
AxoGen, Inc.*	18,012	789,826
Baxter International, Inc.	57,406	4,269,284
Becton, Dickinson & Co.	22,606	5,919,833
Boston Scientific Corp.*	238,473	8,480,100
Cardiovascular Systems, Inc.*	30,574	1,178,016
Danaher Corp.	49,022	5,075,738
DENTSPLY SIRONA, Inc.	19,758	788,739
DexCom, Inc.*	7,172	1,035,493
Edwards Lifesciences Corp.*	19,330	2,788,159
Exact Sciences Corp.* (a)	7,770	581,895
Genomic Health, Inc.*	10,579	647,117
IDEXX Laboratories, Inc.*	5,513	1,400,523
Illumina, Inc.*	8,936	3,170,761
Intuitive Surgical, Inc.*	9,699	5,431,440
Koninklijke Philips NV	63,886	2,854,252
Masimo Corp.*	13,562	1,598,824
Medtronic PLC	91,555	8,826,818
NuVasive, Inc.*	16,424	1,152,801
QIAGEN NV*	28,220	1,099,733
Stryker Corp.	18,219	3,086,845
Teleflex, Inc.	6,957	1,721,371
The Cooper Companies, Inc.	2,963	757,876
Wright Medical Group NV* (a)	62,901	1,822,871
Zimmer Biomet Holdings, Inc.	15,623	1,931,472
		77,164,863
Pharmaceuticals 32.9%
AbbVie, Inc.	40,683	3,904,754
Allergan PLC	27,024	5,180,771
AmerisourceBergen Corp.	9,929	893,312
AstraZeneca PLC (ADR)	179,035	6,864,202
Bayer AG (Registered)	38,148	3,559,250
Bristol-Myers Squibb Co.	106,477	6,447,182
Eli Lilly & Co.	70,670	7,466,285
GlaxoSmithKline PLC (ADR)	94,341	3,820,811
Jazz Pharmaceuticals PLC*	10,056	1,718,772
Johnson & Johnson	88,248	11,886,123
Lonza Group AG (Registered)*	5,244	1,687,494
Merck & Co., Inc.	130,130	8,925,617
Mirati Therapeutics, Inc.*	6,879	389,007
Mylan NV*	18,667	730,440
Nektar Therapeutics*	11,000	731,390
Novartis AG (ADR)	29,215	2,425,137
Novartis AG (Registered)	56,241	4,664,072
Novo Nordisk AS (ADR)	76,749	3,773,748
Pacira Pharmaceuticals, Inc.*	15,197	716,539
Pfizer, Inc.	287,003	11,916,365
Roche Holding AG (Genusschein)	19,435	4,828,422
Sanofi (ADR)	76,089	3,260,414
Shire PLC (ADR)	13,782	2,415,571
UCB SA	10,351	946,295
Zoetis, Inc.	46,714	4,232,288
		103,384,261
Total Common Stocks (Cost $163,862,409)		307,364,640
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.85% (b) (c) (Cost $1,352,400)	1,352,400	1,352,400
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 1.96% (b) (Cost $8,138,209)	8,138,209	8,138,209
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $173,353,018)	100.9	316,855,249
Other Assets and Liabilities, Net	(0.9)	(2,677,344)
Net Assets	100.0	314,177,905

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2018 are as follows:

Value ($) at 5/31/2018	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.85% (b) (c)
2,154,936	—	802,536	—	—	2,178	—	1,352,400	1,352,400
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 1.96% (b)
8,823,902	15,111,770	15,797,463	—	—	34,910	—	8,138,209	8,138,209
10,978,838	15,111,770	16,599,999	—	—	37,088	—	9,490,609	9,490,609

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $1,310,076, which is 0.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended August 31, 2018.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$63,074,590	$—	$—	$63,074,590
Health Care Services	63,740,926	—	—	63,740,926
Medical Supply & Specialty	77,164,863	—	—	77,164,863
Pharmaceuticals	103,384,261	—	—	103,384,261
Short-Term Investments (d)	9,490,609	—	—	9,490,609
Total	$316,855,249	$—	$—	$316,855,249

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended August 31, 2018, the amount of transfers between Level 2 and Level 1 was $14,443,418.

Transfers between price levels are recognized at the beginning of the reporting period.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health and Wellness Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018